UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Sep. 29, 2023	Sep. 28, 2023	Jun. 30, 2023	Mar. 21, 2023	Mar. 20, 2023	Mar. 06, 2023	Mar. 05, 2023	Dec. 31, 2022	May 25, 2022	May 11, 2022
UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	6,250,000		1,000,000,000	6,250,000	37,500,000	31,250,000		31,250,000
Ordinary shares, shares issued	1,534,487	1,534,487
Ordinary shares, shares outstanding	1,534,487	1,534,487